UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3392

John Hancock Series Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary
Treasurer
601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2009

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock

MUTUAL FUNDS

John Hancock
Mid Cap Equity Fund

Annual Report

10.31.09

Management’s discussion of
Fund performance

By MFC Global Investment Management (U.S.), LLC

The year ended October 31, 2009, was an extraordinary and tumultuous period for the U.S. stock market. The period began with the market in the midst of a downward spiral precipitated by a severe economic downturn and the bursting of several bubbles simultaneously, from the housing sector to the credit markets. However, market conditions changed dramatically in March as signs of economic stabilization emerged, sparking a wave of optimism that the worst of the downturn had passed. As a result, stocks enjoyed a remarkable resurgence throughout the last eight months of the period, erasing the previous steep declines.

For the year ended October 31, 2009, John Hancock Mid Cap Equity Fund’s Class A shares posted a total return of 31.20% at net asset value, outpacing the 16.23% return of the average mid-cap growth fund, according to Morningstar, Inc. and the 21.89% return of the S&P MidCap 400/Citigroup Growth Index. The Fund outperformed its benchmark index and peer group average by a considerable margin, thanks to a timely shift in early 2009 toward cyclical companies that were poised to benefit from a resumption of economic growth. When market sentiment turned positive and investors began to factor an economic recovery into stock prices, the Fund was already well positioned for the rebound, leading to its overall outperformance.

The Fund’s information technology and energy holdings contributed favorably to performance on both an absolute and relative basis. Top individual contributors included online printing and marketing services provider VistaPrint NV, energy exploration and production company InterOil Corp., gaming systems company Bally Technologies, Inc. and diagnostic medical products maker Inverness Medical Innovations, Inc. On the downside, the biggest individual detractors included in-patient psychiatric care provider Psychiatric Solutions, Inc., biotechnology firm BioMarin Pharmaceutical, Inc. and business advisory services company FTI Consulting, Inc.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

6	Mid Cap Equity Fund | Annual report

A look at performance

For the period ended October 31, 2009

	Average annual returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since				Since
Class	1-year	5-year	10-year	inception[2]	1-year	5-year	10-year	inception[2]

A	24.59	1.82	—	4.17	24.59	9.44	—	29.04

B	25.36	1.90	—	4.41	25.36	9.89	—	30.93

C	29.32	2.25	—	4.43	29.32	11.77	—	31.05

I1	31.76	3.26	—	5.42	31.76	17.39	—	39.06

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 2.24%, Class B — 2.94%, Class C — 2.94% and Class I — 1.62%. The Fund’s annual operating expenses will likely vary throughout the period and from year to year. The Fund’s expenses for the current fiscal year may be higher than the expenses listed above, for some of the following reasons: i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; iii) fees may be incurred for extraordinary events such as fund tax expense; and iv) the termination or expiration of expense cap reimbursements.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I shares prospectus.

2 From August 4, 2003.

Annual report | Mid Cap Equity Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Mid Cap Equity Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s MidCap 400/Citigroup Growth Index.1

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B3	8-4-03	$13,093	$13,093	$14,186

C3	8-4-03	13,105	13,105	14,186

I4	8-4-03	13,906	13,906	14,186

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of October 31, 2009. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s MidCap 400/Citigroup Growth Index is an unmanaged index comprised of stocks representing approximately half of the S&P MidCap Index that have been identified as being on the growth end of the growth-value spectrum.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 Effective December 8, 2009, the fund replaced the S&P MidCap 400/Citigroup Growth Index with the Russell Mid Cap Growth Index, which better reflects the fund’s investment strategy.

2 NAV represents net asset value and POP represents public offering price.

3 No contingent deferred sales charge applicable.

4 For certain types of investors, as described in the Fund’s Class I shares prospectus.

8	Mid Cap Equity Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2009 with the same investment held until October 31, 2009.

	Account value	Ending value	Expenses paid during
	on 5-1-09	on 10-31-09	period ended 10-31-09[1]

Class A	$1,000.00	$1,156.50	$7.50

Class B	1,000.00	1,153.50	11.13

Class C	1,000.00	1,152.00	11.23

Class I	1,000.00	1,159.40	5.12

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Mid Cap Equity Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2009, with the same investment held until October 31, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 5-1-09	on 10-31-09	period ended 10-31-09[1]

Class A	$1,000.00	$1,018.20	$7.02

Class B	1,000.00	1,014.90	10.41

Class C	1,000.00	1,014.80	10.51

Class I	1,000.00	1,020.50	4.79

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.38%, 2.05%, 2.07% and 0.94% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Mid Cap Equity Fund | Annual report

Portfolio summary

Top 10 Holdings[1]

Concur Technologies, Inc.	2.4%	Inverness Medical Innovations, Inc.	2.1%

Silicon Laboratories, Inc.	2.3%	Flowserve Corp.	2.0%

Amphenol Corp. (Class A)	2.2%	Broadcom Corp. (Class A)	1.9%

VistaPrint NV	2.2%	GameStop Corp. (Class A)	1.8%

Lazard, Ltd. (Class A)	2.2%	Bally Technologies, Inc.	1.8%

Sector Composition[2,3]

Information Technology	25%	Energy	7%

Health Care	14%	Consumer Staples	3%

Industrials	14%	Telecommunication Services	2%

Consumer Discretionary	14%	Utilities	1%

Financials	9%	Short-Term Investments & Other	3%

Materials	8%

1 As a percentage of net assets on October 31, 2009. Excludes cash and cash equivalents.

2 As a percentage of net assets on October 31, 2009.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Mid Cap Equity Fund	11

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 10-31-09

	Shares	Value

Common Stocks 97.00%		$20,346,490

(Cost $18,583,997)

Consumer Discretionary 14.30%		2,999,489

Diversified Consumer Services 1.67%

DeVry, Inc.	6,318	349,319

Hotels, Restaurants & Leisure 5.07%

Bally Technologies, Inc. (I)	9,583	377,474

Chipotle Mexican Grill, Inc. (Class A) (I)(L)	2,493	203,155

Ctrip.com International, Ltd., ADR (I)	2,207	118,163

Penn National Gaming, Inc. (I)	14,550	365,642

Internet & Catalog Retail 1.22%

Expedia, Inc. (I)	11,259	255,242

Media 0.79%

Discovery Communications, Inc. Series A (I)	3,969	109,148

Sirius XM Radio, Inc. (I)	95,973	56,240

Specialty Retail 4.48%

CarMax, Inc. (I)(L)	14,074	276,836

GameStop Corp. (Class A) (I)	15,865	385,361

O’Reilly Automotive, Inc. (I)	4,791	178,608

Ross Stores, Inc.	2,268	99,815

Textiles, Apparel & Luxury Goods 1.07%

VF Corp.	3,160	224,486

Consumer Staples 3.21%		674,045

Beverages 1.42%

Hansen Natural Corp. (I)	8,264	298,744

Household Products 0.76%

Church & Dwight Co., Inc.	2,817	160,231

Personal Products 1.03%

Alberto-Culver Co.	8,019	215,070

Energy 6.76%		1,417,463

Energy Equipment & Services 2.15%

Core Laboratories NV	1,619	168,862

Dresser-Rand Group, Inc. (I)	6,198	182,655

IHS, Inc. (Class A) (I)	1,931	99,949

See notes to financial statements

12	Mid Cap Equity Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

	Shares	Value
Oil, Gas & Consumable Fuels 4.61%

Alpha Natural Resources, Inc. (I)	7,715	$262,079

Cabot Oil & Gas Corp.	8,042	309,376

Plains Exploration & Production Co. (I)	5,923	156,960

SandRidge Energy, Inc. (I)(L)	23,224	237,582

Financials 9.11%		1,910,958

Capital Markets 4.78%

Eaton Vance Corp.	3,347	95,021

Greenhill & Co., Inc. (L)	1,821	157,025

Lazard, Ltd. (Class A)	12,065	455,454

SEI Investments Co.	16,906	295,348

Commercial Banks 0.77%

Cullen/Frost Bankers, Inc.	3,429	160,443

Insurance 0.75%

Prudential Financial, Inc.	3,499	158,260

Real Estate Investment Trusts (REIT’s) 2.81%

Alexandria Real Estate Equities, Inc. (L)	5,812	314,836

Digital Realty Trust, Inc.	6,084	274,571

Health Care 14.44%		3,029,556

Biotechnology 3.03%

BioMarin Pharmaceutical, Inc. (I)(L)	12,670	197,145

Onyx Pharmaceuticals, Inc. (I)	5,550	147,630

United Therapeutics Corp. (I)	4,266	181,476

Vertex Pharmaceuticals, Inc. (I)	3,268	109,674

Health Care Equipment & Supplies 6.74%

Inverness Medical Innovations, Inc. (I)(L)	11,739	446,199

ResMed, Inc. (I)	5,329	262,240

St. Jude Medical, Inc. (I)	5,006	170,604

Thoratec Corp. (I)	10,774	282,925

Varian Medical Systems, Inc. (I)	6,136	251,453

Health Care Providers & Services 0.55%

Psychiatric Solutions, Inc. (I)	5,592	115,419

Life Sciences Tools & Services 1.49%

QIAGEN NV (I)	15,047	313,429

Pharmaceuticals 2.63%

Mylan, Inc. (I)(L)	19,638	318,921

Shire PLC, ADR	4,361	232,441

Industrials 14.42%		3,025,143

Airlines 1.99%

Copa Holdings SA (Class A)	7,468	315,374

Delta Air Lines, Inc. (I)	14,349	102,452

Commercial Services & Supplies 1.75%

Corrections Corp. of America (I)	15,365	367,838

Industrial Conglomerates 1.32%

McDermott International, Inc. (I)	12,459	276,964

See notes to financial statements

Annual report | Mid Cap Equity Fund	13

F I N A N C I A L   S T A T E M E N T S

	Shares	Value
Machinery 1.98%

Flowserve Corp.	4,226	$415,035

Marine 0.95%

Kirby Corp. (I)	5,870	198,406

Professional Services 3.82%

FTI Consulting, Inc. (I)(L)	8,080	329,745

Monster Worldwide, Inc. (I)	12,758	185,246

Stantec, Inc. (I)	11,800	285,560

Road & Rail 2.61%

Kansas City Southern (I)(L)	14,623	354,315

Landstar System, Inc.	5,511	194,208

Information Technology 24.92%		5,226,910

Communications Equipment 0.96%

CommScope, Inc. (I)	7,458	201,515

Computers & Peripherals 2.16%

SanDisk Corp. (I)	4,659	95,416

Seagate Technology	25,613	357,301

Electronic Equipment, Instruments & Components 3.20%

Amphenol Corp. (Class A)	11,641	467,037

Itron, Inc. (I)	3,404	204,376

Internet Software & Services 3.75%

Baidu, Inc., SADR (I)(L)	874	330,302

VistaPrint NV (I)(L)	8,919	455,315

IT Services 1.61%

Euronet Worldwide, Inc. (I)	14,297	338,124

Semiconductors & Semiconductor Equipment 6.99%

Broadcom Corp. (Class A) (I)	14,905	396,622

Marvell Technology Group, Ltd. (I)	12,812	175,781

Novellus Systems, Inc. (I)	8,345	171,740

ON Semiconductor Corp. (I)	36,284	242,740

Silicon Laboratories, Inc. (I)	11,458	480,090

Software 6.25%

Concur Technologies, Inc. (I)	13,994	498,746

Electronic Arts, Inc. (I)	11,954	218,041

Red Hat, Inc. (I)	9,861	254,512

Salesforce.com, Inc. (I)(L)	5,978	339,252

Materials 7.65%		1,604,126

Chemicals 3.81%

Airgas, Inc.	3,812	169,100

Celanese Corp. Series A	7,801	214,137

CF Industries Holdings, Inc.	1,107	92,158

FMC Corp.	4,240	216,664

Lubrizol Corp.	1,604	106,762

Containers & Packaging 0.94%

Owens-Illinois, Inc. (I)	6,212	198,039

See notes to financial statements

14	Mid Cap Equity Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

		Shares	Value
Metals & Mining 2.90%

Freeport-McMoRan Copper & Gold, Inc. (I)		2,847	$208,856

HudBay Minerals, Inc. (I)		13,571	175,713

Steel Dynamics, Inc.		9,932	132,989

United States Steel Corp. (L)		2,601	89,708

Telecommunication Services 1.42%			298,537

Wireless Telecommunication Services 1.42%

American Tower Corp. (Class A) (I)		8,108	298,537

Utilities 0.77%			160,263

Independent Power Producers & Energy Traders 0.77%

NRG Energy, Inc. (I)(L)		6,971	160,263

		Par value	Value

Short-Term Investments 18.07%			$3,790,992

(Cost $3,789,495)

Repurchase Agreement 2.63%			552,000
Repurchase Agreement with State Street Corp. dated 10-30-09
at 0.01% to be repurchased at $552,000 on 11-2-09,
collateralized by $550,000 Federal Home Loan Bank,
3.375% due 8-13-10 (valued at $566,500, including interest)		$552,000	552,000

	Yield*	Shares	Value
Cash Equivalents 15.44%			3,238,992

John Hancock Collateral Investment Trust (T)(W)	0.2561% (Y)	323,563	3,238,992

Total investments (Cost $22,373,492)† 115.07%			$24,137,482

Other assets and liabilities, net (15.07%)			($3,161,343)

Total net assets 100.00%			$20,976,139

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of October 31, 2009.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of the Adviser.

(Y) The rate shown is the annualized seven-day yield as of October 31, 2009.

* Yield represents either the annualized yield at the date of purchase, or the stated coupon rate or, for floating rate securities, the rate at period end.

† At October 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $22,822,914. Net unrealized appreciation aggregated $1,314,568, of which $2,801,785 related to appreciated investment securities and $1,487,217 related to depreciated investment securities.

See notes to financial statements

Annual report | Mid Cap Equity Fund	15

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-09

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $19,135,997) including
$3,078,184 of securities loaned (Note 2)	$20,898,490
Investments in affiliated issuers, at value (Cost $3,237,495) (Note 2)	3,238,992

Total investments, at value (Cost $22,373,492)	24,137,482
Cash	20
Receivable for investments sold	120,369
Receivable for fund shares sold	55,386
Dividends and interest receivable	2,229
Receivable for securities lending income	1,388
Receivable due from adviser	1,034
Other receivables	47,556

Total assets	24,365,464

Liabilities

Payable for investments purchased	73,926
Payable for fund shares repurchased	25,062
Payable upon return of securities loaned (Note 2)	3,236,936
Payable to affiliates
Accounting and legal services fees	333
Transfer agent fees	15,498
Trustees’ fees	559
Other liabilities and accrued expenses	37,011

Total liabilities	3,389,325

Net assets

Capital paid-in	$30,075,000
Accumulated net investment loss	(992)
Accumulated net realized loss on investments and foreign
currency transactions	(10,861,859)
Net unrealized appreciation on investments	1,763,990

Net assets	$20,976,139

See notes to financial statements

16	Mid Cap Equity Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value.
Class A ($14,422,099 ÷ 1,355,535 shares)	$10.64
Class B ($3,173,929 ÷ 310,686 shares)[1]	$10.22
Class C ($2,917,145 ÷ 285,128 shares)[1]	$10.23
Class I ($462,966 ÷ 42,435 shares)	$10.91

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$11.20

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Annual report | Mid Cap Equity Fund	17

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 10-31-09

This Statement of Operations summarizes the Fund’s investment income earned, expenses incurred in operating the Fund and net gains (losses) for the period stated.

Investment income

Dividends	$80,623
Securities lending	37,712
Income from affiliated issuers	740
Interest	250
Less foreign taxes withheld	(441)

Total investment income	118,884

Expenses

Investment management fees (Note 4)	142,697
Distribution and service fees (Note 4)	91,379
Accounting and legal services fees (Note 4)	2,523
Transfer agent fees (Note 4)	94,528
Trustees’ fees (Note 5)	1,746
State registration fees	12,576
Printing and postage fees	21,399
Professional fees	45,612
Custodian fees	11,655
Registration and filing fees	23,016
Proxy fees	4,630
Other	2,358

Total expenses	454,119
Less expense reductions (Note 4)	(172,655)

Net expenses	281,464

Net investment loss	(162,580)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(3,605,114)
Investments in affiliated issuers	560
Foreign currency transactions	(278)
(3,604,832)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	8,698,494
Investments in affiliated underlying issuers	1,497
Translation of assets and liabilities in foreign currencies	(1)
8,699,990
Net realized and unrealized gain	5,095,158
Increase in net assets from operations	$4,932,578

See notes to financial statements

18	Mid Cap Equity Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	10-31-09	10-31-08

Increase (decrease) in net assets

From operations
Net investment loss	($162,580)	($226,442)
Net realized loss	(3,604,832)	(6,995,677)
Change in net unrealized appreciation (depreciation)	8,699,990	(8,654,301)

Increase (decrease) in net assets resulting from operations	4,932,578	(15,876,420)
From net realized gain
Class A	—	(234,783)
Class B	—	(93,984)
Class C	—	(52,704)
Class I	—	(3,188)

Total distributions	—	(384,659)

From Fund share transactions (Note 7)	313,213	6,853,158

Total increase (decrease)	5,245,791	(9,407,921)

Net assets

Beginning of year	15,730,348	25,138,269

End of year	$20,976,139	$15,730,348

Accumulated net investment loss	($992)	($953)

See notes to financial statements

Annual report | Mid Cap Equity Fund	19

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05[1]

Per share operating performance

Net asset value, beginning of year	$8.11	$15.82	$12.94	$13.38	$11.61
Net investment loss[2]	(0.07)	(0.07)	(0.13)[3]	(0.08)	(0.08)
Net realized and unrealized gain (loss)
on investments	2.60	(7.41)	3.51	1.38	2.38
Total from investment operations	2.53	(7.48)	3.38	1.30	2.30
Less distributions
From net realized gain	—	(0.23)	(0.50)	(1.74)	(0.53)
Net asset value, end of year	$10.64	$8.11	$15.82	$12.94	$13.38
Total return (%)[4,5]	31.20	(47.91)	27.01	10.31	20.31

Ratios and supplemental data

Net assets, end of year (in millions)	$14	$10	$15	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	2.33[6]	2.08	2.94	4.25	2.97
Expenses net of fee waivers	1.38[6]	1.34	1.39	1.38	1.20
Expenses net of fee waivers and credits	1.38[6]	1.34	1.39	1.38	1.20
Net investment loss	(0.72)	(0.60)	(0.88)[3]	(0.66)	(0.65)
Portfolio turnover (%)	154	115	64[7]	47	63

1 Audited by previous independent registered public accounting firm.

2 Based on the average daily shares outstanding.

3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.01 per share and 0.05% of class’s average net assets.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

7 Excludes merger activity.

See notes to financial statements

20	Mid Cap Equity Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

CLASS B SHARES Period ended	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05[1]

Per share operating performance

Net asset value, beginning of year	$7.84	$15.42	$12.70	$13.23	$11.54
Net investment loss[2]	(0.12)	(0.16)	(0.22)[3]	(0.17)	(0.14)
Net realized and unrealized gain (loss)
on investments	2.50	(7.19)	3.44	1.38	2.36
Total from investment operations	2.38	(7.35)	3.22	1.21	2.22
Less distributions
From net realized gain	—	(0.23)	(0.50)	(1.74)	(0.53)
Net asset value, end of year	$10.22	$7.84	$15.42	$12.70	$13.23
Total return (%)[4,5]	30.36	(48.32)	26.23	9.67	19.72

Ratios and supplemental data

Net assets, end of year (in millions)	$3	$4	$6	$1	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.08[7]	2.82	3.61	4.92	3.42
Expenses net of fee waivers	2.05[7]	2.06	2.06	2.05	1.65
Expenses net of fee waivers and credits	2.05[7]	2.06	2.06	2.05	1.65
Net investment loss	(1.36)	(1.33)	(1.57)[3]	(1.35)	(1.10)
Portfolio turnover (%)	154	115	64[8]	47	63

1 Audited by previous independent registered public accounting firm.

2 Based on the average daily shares outstanding.

3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.01 per share and 0.05% of class’s average net assets.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Less than $500,000.

7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

8 Excludes merger activity.

CLASS C SHARES Period ended	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05[1]

Per share operating performance

Net asset value, beginning of year	$7.85	$15.42	$12.71	$13.23	$11.54
Net investment loss[2]	(0.12)	(0.15)	(0.21)[3]	(0.16)	(0.14)
Net realized and unrealized gain (loss)
on investments	2.50	(7.19)	3.42	1.38	2.36
Total from investment operations	2.38	(7.34)	3.21	1.22	2.22
Less distributions
From net realized gain	—	(0.23)	(0.50)	(1.74)	(0.53)
Net asset value, end of year	$10.23	$7.85	$15.42	$12.71	$13.23
Total return (%)[4,5]	30.32	(48.25)	26.13	9.76	19.72

Ratios and supplemental data

Net assets, end of year (in millions)	$3	$2	$3	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.04[7]	2.73	3.55	4.85	3.42
Expenses net of fee waivers	2.03[7]	1.98	2.00	1.98	1.65
Expenses net of fee waivers and credits	2.03[7]	1.98	2.00	1.98	1.65
Net investment loss	(1.36)	(1.26)	(1.51)[3]	(1.51)	(1.10)
Portfolio turnover (%)	154	115	64[8]	47	63

1 Audited by previous independent registered public accounting firm.

2 Based on the average daily shares outstanding.

3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.01 per share and 0.05% of class’s average net assets.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Less than $500,000.

7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

8 Excludes merger activity.

See notes to financial statements

Annual report | Mid Cap Equity Fund	21

F I N A N C I A L   S T A T E M E N T S

CLASS I SHARES Period ended	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05[1]

Per share operating performance

Net asset value, beginning of year	$8.28	$16.10	$13.10	$13.47	$11.66
Net investment loss[2]	(0.03)	(0.03)	(0.05)[3]	(0.03)	(0.04)
Net realized and unrealized gain (loss)
on investments	2.66	(7.56)	3.55	1.40	2.38
Total from investment operations	2.63	(7.59)	3.50	1.37	2.34
Less distributions
From net realized gain	—	(0.23)	(0.50)	(1.74)	(0.53)
Net asset value, end of year	$10.91	$8.28	$16.10	$13.10	$13.47
Total return (%)[4,5]	31.76	(47.76)	27.62	10.82	20.58

Ratios and supplemental data

Net assets, end of year (in millions)	—[6]	—[6]	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.82[7]	1.60	3.03	3.81	2.67
Expenses net of fee waivers	0.95[7]	0.95	0.95	0.94	0.90
Expenses net of fee waivers and credits	0.95[7]	0.95	0.95	0.94	0.90
Net investment loss	(0.30)	(0.21)	(0.39)[3]	(0.23)	(0.35)
Portfolio turnover (%)	154	115	64[8]	47	63

1 Audited by previous independent registered public accounting firm.

2 Based on the average daily shares outstanding.

3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.01 per share and 0.05% of class’s average net assets.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Less than $500,000.

7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

8 Excludes merger activity.

See notes to financial statements

22	Mid Cap Equity Fund | Annual report

Notes to financial statements

Note 1
Organization

John Hancock Mid Cap Equity Fund (the Fund) is a diversified series of John Hancock Series Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, December 18, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by independent pricing services, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by Manulife Global Investment Management (U.S.), LLC, a subsidiary of MFC, is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market investments as part of the securities lending program.

Other assets and securities for which no such quotations are readily available are valued at

Annual report | Mid Cap Equity Fund	23

fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2009, by major security category or security type.

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Consumer Discretionary	$2,999,489	—	—	$2,999,489

Consumer Staples	674,045	—	—	674,045

Energy	1,417,463	—	—	1,417,463

Financials	1,910,958	—	—	1,910,958

Health Care	3,029,556	—	—	3,029,556

Industrials	3,025,143	—	—	3,025,143

Information Technology	5,226,910	—	—	5,226,910

Materials	1,604,126	—	—	1,604,126

Telecommunication	298,537	—	—	298,537
Services

Utilities	160,263	—	—	160,263

Short-Term Investments	3,238,992	$ 552,000	—	3,790,992

Total Investments in	$23,585,482	$ 552,000	—	$24,137,482
Securities

24	Mid Cap Equity Fund | Annual report

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/amortized for financial reporting purposes. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with the securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

Annual report | Mid Cap Equity Fund	25

The Fund may receive compensation for lending its securities either in the form of fees, and/ or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables it to participate in a $150 million unsecured committed line of credit with the Fund’s custodian. The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. Prior to February 19, 2009, the commitment fee was 0.05% per annum. For the year ended October 31, 2009, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Federal income taxes

The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $10,412,687 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, it will reduce the amount of capital gain distributions to be paid. The loss carryforward expires as follows: October 31, 2010 —$145,008, October 31, 2016 — $6,978,553 and October 31, 2017 — $3,289,126.

As of October 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for the period of three years.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. During the year ended October 31, 2008, the

26   Mid Cap Equity Fund | Annual report

tax character of distributions paid was as follows: ordinary income $202,471 and long-term capital gain $182,188. There were no distributions during the year ended October 31, 2009. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2009, the Fund had no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to net operating losses and expiration of capital loss carryforwards.

Note 3
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 4
Management fee and transactions
with affiliates and others

The Fund has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Fund and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s average daily net asset value (b) 0.75% of the next $500,000,000 and (c) 0.70% of the Fund’s daily net asset value in excess of $1,000,000,000. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The investment management fees incurred for the year ended October 31, 2009, were equivalent to an annual effective rate of 0.80% of the Fund’s average daily net assets.

The adviser has voluntarily agreed to reimburse for certain fund expenses (excluding transfer agent fees, 12b-1 fees, brokerage commissions, interest and other extraordinary expenses not incurred in the ordinary course of the fund’s business) that exceed 0.90% of the fund’s average net assets. Prior to March 1, 2009, the adviser has agreed to a voluntarily expense limit on total class operating expenses (including transfer agent fees and 12b-1 fees). These limits are as follows: 1.38% for Class A, 2.05% for Class B and 1.98% for C shares, respectively. Effective March 1, 2009, these voluntary limits are as follows: 1.38% for Class A, 2.05% for Class B and Class C and 0.95% for Class I shares, respectively.

Accordingly, the expense reductions or reimbursements related to these agreements for the year ended October 31, 2009 was $143,584.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the

Annual report | Mid Cap Equity Fund	27

preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred. The accounting and legal service fees incurred for the year ended October 31, 2009, were equivalent to an annual effective rate of 0.01% of the Fund’s average daily net assets.

The Fund has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C shares, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes daily payments to the Distributor at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C shares, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s Rule 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended October 31, 2009, the Distributor received net up-front sales charges of $37,422 with regard to sales of Class A shares. Of this amount, $5,318 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $30,735 was paid as sales commissions to unrelated broker-dealers and $1,369 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. Signator Investors is an affiliate of the Adviser.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2009, CDSCs received by the Distributor amounted to $5,234 for Class B shares and $45 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05%, 0.05%, 0.05%, and 0.04% for Classes A, B, C and I, respectively, of each class’s average daily net assets.

• The Fund pays a monthly fee which is based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses, which are aggregated and allocated to each class based on the relative net assets of the classes.

Signature Services agreed to contractually limit the transfer agent expenses to 0.30% for Classes A, B and C shares until April 30, 2009. Waivers and reimbursements under this plan were $15,268, $4,974 and $3,188 for Classes A, B and C shares, respectively, for the year ended October 31, 2009.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the year ended October 31, 2009, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $10 for transfer agent credits earned.

Certain investor accounts that maintain small balances are charged an annual small accounts fee by Signature Services. Amounts related to these fees are credited by Signature Services

28	Mid Cap Equity Fund | Annual report

to the Fund. For the year ended October 31, 2009, these fees totaled $5,631.

Class level expenses for the year ended October 31, 2009 were as follows:

	Distribution	Transfer
Share class	and service fees	agent fees

Class A	$35,871	$63,852
Class B	32,251	15,977
Class C	23,257	13,502
Class I	—	1,197
Total	$91,379	$94,528

Note 5
Trustees’ fees

The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the years ended October 31, 2009 and October 31, 2008, along with the corresponding dollar value.

	Year ended 10-31-09		Year ended 10-31-08
	Shares	Amount	Shares	Amount
Class A shares

Sold	739,571	$7,130,338	332,401	$4,256,241
Issued in reorganization	—	—	362,947	5,289,086
Distributions reinvested	—	—	15,167	220,835
Repurchased	(588,710)	(5,906,549)	(485,189)	(5,804,293)
Net increase	150,861	$1,223,789	225,326	$3,961,869

Class B shares

Sold	76,485	$690,581	76,160	$971,048
Issued in reorganization	—	—	249,262	3,533,534
Distributions reinvested	—	—	6,300	89,268
Repurchased	(230,469)	(1,943,072)	(266,761)	(3,113,974)
Net increase (decrease)	(153,984)	($1,252,491)	64,961	$1,479,876

Class C shares

Sold	110,193	$1,035,622	74,004	$960,907
Issued in reorganization	—	—	165,008	2,340,914
Distributions reinvested	—	—	3,147	44,630
Repurchased	(101,398)	(874,142)	(178,802)	(2,023,529)
Net increase	8,795	$161,480	63,357	$1,322,922

Class I shares

Sold	41,405	$363,749	7,199	$97,528
Distributions reinvested	—	—	212	3,143
Repurchased	(17,448)	(183,314)	(943)	(12,180)
Net increase	23,957	$180,435	6,468	$88,491

Net increase	29,629	$313,213	360,112	$6,853,158

Annual report | Mid Cap Equity Fund	29

Note 7
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities, during the year ended October 31, 2009, aggregated $30,970,977 and $28,328,469, respectively.

30	Mid Cap Equity Fund | Annual report

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Series Trust and Shareholders of
John Hancock Mid Cap Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Mid Cap Equity Fund (the “Fund”) at October 31, 2009, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2009 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion. The financial highlights for the period ended December 31, 2005 were audited by another independent registered public accounting firm, whose report expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 18, 2009

Annual report | Mid Cap Equity Fund	31

Board Consideration of and
Continuation of Investment
Advisory Agreement and
Subadvisory Agreement

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Series Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of existing advisory and subadvisory agreements. At meetings held on May 6–7 and June 8–9, 2009, the Board considered the renewal of:

(i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and

(ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Mid Cap Equity Fund (the Fund).

The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements. The Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund. The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance department. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2008. The Board also considered these results in comparison to the performance of a category of relevant funds (the Category), a peer group of comparable funds (the Peer Group) and a benchmark index. The funds within each Category and

32	Mid Cap Equity Fund | Annual report

Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. The Board reviewed the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information at its May and June 2009 meetings. Performance and other information may be quite different as of the date of this shareholders report.

The Board noted that the Fund’s performance for all periods under review was lower than the performance of its Category median and its benchmark index, the Standard & Poor’s MidCap 400/Citi Growth Index. The Board noted that the Fund’s performance for all periods under review was higher than the performance of its Peer Group median.

Investment advisory fee and subadvisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Category and Peer Group. The Board noted that the Advisory Agreement Rate was inline with the Category and Peer Group medians.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Net Expense Ratio was inline with the Peer Group and Category medians. The Board noted that the Fund’s Gross Expense Ratio was higher than the Peer Group and Category medians. The Board favorably considered the impact of fee waivers towards ultimately lowering the Fund’s total operating expense ratio.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expense results supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s and Subadviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services. To

Annual report | Mid Cap Equity Fund	33

ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Subadviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

34	Mid Cap Equity Fund | Annual report

Special Shareholder Meeting (unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock Series Trust and its series, John Hancock Mid Cap Equity Fund, was held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on:

Proposal 1: Election of eleven Trustees as members of the Board of Trustees of John Hancock Series Trust.

PROPOSAL 1 PASSED FOR ALL TRUSTEES ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of the Trust:

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	153,605,601.4781	59.782%	95.228%
Withhold	7,697,737.9989	2.996%	4.772%
TOTAL	161,303,339.4770	62.778%	100.000%

John G. Vrysen
Affirmative	153,671,879.4168	59.808%	95.269%
Withhold	7,631,460.0602	2.970%	4.731%
TOTAL	161,303,339.4770	62.778%	100.000%

James F. Carlin
Affirmative	153,406,809.6394	59.705%	95.105%
Withhold	7,896,529.8376	3.073%	4.895%
TOTAL	161,303,339.4770	62.778%	100.000%

William H. Cunningham
Affirmative	153,539,441.8135	59.756%	95.187%
Withhold	7,763,897.6635	3.022%	4.813%
TOTAL	161,303,339.4770	62.778%	100.000%

Deborah Jackson
Affirmative	153,413,956.1920	59.708%	95.109%
Withhold	7,889,383.2850	3.070%	4.891%
TOTAL	161,303,339.4770	62.778%	100.000%

Charles L. Ladner
Affirmative	153,388,227.3569	59.697%	95.093%
Withhold	7,915,112.1201	3.081%	4.907%
TOTAL	161,303,339.4770	62.778%	100.000%

Stanley Martin
Affirmative	153,518,939.0508	59.748%	95.174%
Withhold	7,784,400.4262	3.030%	4.826%
TOTAL	161,303,339.4770	62.778%	100.000%

Patti McGill Peterson
Affirmative	153,380,504.5348	59.694%	95.088%
Withhold	7,922,834.9422	3.084%	4.912%
TOTAL	161,303,339.4770	62.778%	100.000%

Annual report | Mid Cap Equity Fund	35

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

John A. Moore
Affirmative	153,486,399.4544	59.736%	95.154%
Withhold	7,816,940.0226	3.042%	4.846%
TOTAL	161,303,339.4770	62.778%	100.000%

Steven R. Pruchansky
Affirmative	153,551,232.1338	59.761%	95.194%
Withhold	7,752,107.3432	3.017%	4.806%
TOTAL	161,303,339.4770	62.778%	100.000%

Gregory A. Russo
Affirmative	153,542,836.3827	59.758%	95.189%
Withhold	7,760,503.0943	3.020%	4.811%
TOTAL	161,303,339.4770	62.778%	100.000%

On May 5, 2009, an adjourned session of a Special Meeting of the Shareholders of John Hancock Series Trust and its series, John Hancock Mid Cap Equity Fund, was held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on:

Proposal 2: To approve a new form of Advisory Agreement between John Hancock Series Trust and John Hancock Advisers, LLC.

PROPOSAL 2 PASSED ON MAY 5, 2009.

2. Approval of a new form of Advisory Agreement between each Trust and John Hancock Advisers, LLC.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	1,015,905.2929	52.997%	75.671%
Against	54,190.8049	2.827%	4.036%
Abstain	23,036.9872	1.202%	1.716%
Broker Non-Votes	249,398.0000	13.011%	18.577%
TOTAL	1,342,531.0850	70.037%	100.000%

Proposal 3: To approve the following changes to fundamental investment restrictions:

3. Approval of the following changes to fundamental investment restrictions:

PROPOSALS 3A-3F PASSED ON MAY 5, 2009.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3A. Revise: Concentration

Affirmative	1,014,640.5361	52.931%	75.576%
Against	55,186.9567	2.879%	4.111%
Abstain	23,305.5922	1.216%	1.736%
Broker Non-Votes	249,398.0000	13.011%	18.577%
TOTAL	1,342,531.0850	70.037%	100.000%

36	Mid Cap Equity Fund | Annual report

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3B. Revise: Diversification

Affirmative	1,007,304.4237	52.549%	75.030%
Against	64,031.0781	3.340%	4.769%
Abstain	21,796.5832	1.137%	1.624%
Broker Non-Votes	249,399.0000	13.011%	18.577%
TOTAL	1,342,531.0850	70.037%	100.000%

3C. Revise: Underwriting

Affirmative	1,015,059.1121	52.953%	75.608%
Against	54,172.5637	2.826%	4.035%
Abstain	23,901.4092	1.247%	1.780%
Broker Non-Votes	249,398.0000	13.011%	18.577%
TOTAL	1,342,531.0850	70.037%	100.000%

3D. Revise: Real Estate

Affirmative	1,003,635.0927	52.357%	74.757%
Against	64,595.3531	3.370%	4.811%
Abstain	24,902.6392	1.299%	1.855%
Broker Non-Votes	249,398.0000	13.011%	18.577%
TOTAL	1,342,531.0850	70.037%	100.000%

3E. Revise: Loans

Affirmative	1,003,893.5674	52.371%	74.776%
Against	66,880.5774	3.489%	4.982%
Abstain	22,358.9402	1.166%	1.665%
Broker Non-Votes	249,398.0000	13.011%	18.577%
TOTAL	1,342,531.0850	70.037%	100.000%

3F. Revise: Senior Securities

Affirmative	1,010,364.1904	52.708%	75.258%
Against	60,761.5974	3.170%	4.526%
Abstain	22,007.2972	1.148%	1.639%
Broker Non-Votes	249,398.0000	13.011%	18.577%
TOTAL	1,342,531.0850	70.037%	100.000%

Annual report | Mid Cap Equity Fund	37

Proposal 4: To approve amendments changing Rule 12b-1 Plans for certain classes of the Fund from “reimbursement” to “compensation” plans.

PROPOSAL 4 PASSED FOR ALL CLASSES OF SHARES ON MAY 5, 2009.

Class A—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	652,293.7561	53.533%	77.000%
Against	41,714.7055	3.424%	4.924%
Abstain	17,812.8974	1.462%	2.103%
Broker Non-Votes	135,308.0000	11.105%	15.973%
TOTAL	847,129.3590	69.524%	100.000%

Class B—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	222,484.6968	53.182%	72.835%
Against	13,476.7642	3.221%	4.412%
Abstain	2,978.7930	.712%	.975%
Broker Non-Votes	66,525.0000	15.902%	21.778%
TOTAL	305,465.2540	73.017%	100.000%

Class C—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	119,976.7530	45.383%	68.285%
Against	4,400.0000	1.664%	2.504%
Abstain	4,024.5550	1.522%	2.291%
Broker Non-Votes	47,299.0000	17.891%	26.920%
TOTAL	175,700.3080	66.460%	100.000%

Proposal 5: To adopt a manager of manager structure.

PROPOSAL 5 PASSED ON MAY 5, 2009.

5. Proposal adopting a manager of manager structure.

Affirmative	982,295.0946	51.244%	73.167%
Against	85,533.2050	4.462%	6.371%
Abstain	25,303.7854	1.320%	1.885%
Broker Non-Votes	249,399.0000	13.011%	18.577%
TOTAL	1,342,531.0850	70.037%	100.000%

38	Mid Cap Equity Fund | Annual report

Proposal 6: To revise merger approval requirements for the Trust.

PROPOSAL 6 DID NOT PASS ON MAY 5, 2009.

6. Revision to merger approval requirements.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	2,118,072.9829	44.309%	65.162%
Against	201,942.1225	4.225%	6.213%
Abstain	72,193.6746	1.510%	2.221%
Broker Non-Votes	858,270.0000	17.955%	26.404%
TOTAL	3,250,478.7800	67.999%	100.000%

Annual report | Mid Cap Equity Fund	39

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	2005	47

Chairperson (since December 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior
Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President, Institute of International Education (until 2007); Senior
Fellow, Cornell University Institute of Public Affairs, Cornell University (until 1998); Former President
Wells College, St. Lawrence University and the Association of Colleges and Universities of the State
of New York. Director of the following: Niagara Mohawk Power Corporation (until 2003); Security
Mutual Life (insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors,
The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program
(until 2007); UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002);
Council for International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	2003	47

Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995); Part Owner and Vice President,
Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer,
Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee, Massachusetts Health and
Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	2003	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009), Lincoln National Corporation (insurance) (since 2006), Resolute Energy Corporation (oil and gas) (since 2009), Southwest Airlines (since 2000), Hayes Lemmerz International, Inc. (diversified automotive parts supply company) (2003–2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (since 2007).

Charles L. Ladner, Born: 1938	2003	47

Chairman and Trustee, Dunwoody Village, Inc. (retirement services); Senior Vice President and Chief
Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and
Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

40	Mid Cap Equity Fund | Annual report

Independent Trustees (continued)
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation and Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2005	47

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator and Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky,[2] Born: 1944	2003	47

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, JonJames, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo, Born: 1949	2009	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2005	262

Senior Executive Vice President (since 2009), Executive Vice President (1999–2009), Manulife Financial
Corporation; Director and President, John Hancock Variable Life Insurance Company (since 2007);
Director and Executive Vice President, John Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC, The Berkeley Financial Group, LLC (holding company) and
John Hancock Funds, LLC (since 2005); Chairman and Director, John Hancock Investment Management
Services, LLC (since 2006); Senior Vice President, The Manufacturers Life Insurance Company (U.S.A.)
(until 2004).

Annual report | Mid Cap Equity Fund	41

Non-Independent Trustees[3] (continued)
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen,[4] Born: 1955	2009	47

Senior Vice President (since 2006), Vice President (until 2006), Manulife Financial Corporation;
Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, The
Berkeley Financial Group, LLC, John Hancock Investment Management Services, LLC (“JHIMS”), and
John Hancock Funds, LLC (since 2007); Chief Operating Officer, JHF II and JHT (since 2007); Chief
Operating Officer, John Hancock Funds and JHF III (2007–2009); Director, John Hancock Signature
Services, Inc. (“Signature Services”) (since 2005); Chief Financial Officer, John Hancock Advisers, LLC,
The Berkeley Financial Group, LLC, MFC Global Investment Management (U.S.) (“MFC Global (U.S.)”),
JHIMS, John Hancock Funds, LLC, JHF, JHF II, JHF III and JHT (2005–2007).

Principal officers who are not Trustees
Name, Year of Birth
Position(s) held with Fund		Officer
Principal occupation(s) and other		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC, The Berkeley Financial Group, LLC, John Hancock Funds,
LLC (since 2005); Director, MFC Global (U.S.) (since 2005); Chairman and Director, Signature Services
(since 2005); Director, President and Chief Executive Officer, John Hancock Investment Management
Services, LLC (since 2006); President and Chief Executive Officer, John Hancock Funds (since 2005) and
JHF III (since 2006); Executive Vice President (since 2009), President and Chief Executive Officer (until
2009), JHT and JHF II; Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Member and former Chairman, Investment Company Institute Sales Force Marketing Committee (since
2003); Director, President and Chief Executive Officer, MFC Global (U.S.) (2005–2006); Executive Vice
President, John Hancock Funds, LLC (until 2005).

Andrew G. Arnott, Born: 1971		2009

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2009); Senior Vice President (since 2007),
Vice President (2005–2007), John Hancock Advisers, LLC; Senior Vice President (since 2008), Vice
President (2006–2008), John Hancock Investment Management Services, LLC; Senior Vice President
(since 2006), Vice President (2005–2006), 2nd Vice President (2004–2005), John Hancock Funds,
LLC; Chief Operating Officer (since 2009), Vice President (2007–2009), John Hancock Funds and JHF
III; Vice President (since 2006), John Hancock Funds II and John Hancock Trust; Senior Vice President
(2005–2009), Product Management and Development for John Hancock Funds, LLC; Vice President and
Director (1998–2005), Marketing and Product Management for John Hancock Funds, LLC.

42	Mid Cap Equity Fund | Annual report

Principal officers who are not Trustees (continued)
Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel for John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds, JHF II, JHF III and JHT (since 2006); Secretary and Chief
Legal Counsel, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC
(since 2008); Secretary, John Hancock Funds, LLC and The Berkeley Financial Group, LLC (since 2007);
Vice President and Associate General Counsel for Massachusetts Mutual Life Insurance Company
(1999–2006); Secretary and Chief Legal Counsel for MML Series Investment Fund (2000–2006);
Secretary and Chief Legal Counsel for MassMutual Institutional Funds (2000–2004); Secretary and
Chief Legal Counsel for MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Chief Compliance Officer, John Hancock Funds, JHF II, JHF III and JHT (since 2005); Chief Compliance
Officer, John Hancock Advisers, LLC and JHIMS (since 2007); Vice President and Chief Compliance
Officer, John Hancock Advisers, LLC and JHIMS (until 2007); Vice President and Chief Compliance
Officer, MFC Global (U.S.) (2005–2008); Vice President and Assistant Treasurer, Fidelity Group of
Funds (until 2005).

Michael J. Leary, Born: 1965	2007

Treasurer
Vice President, John Hancock Life Insurance Company (U.S.A.) and Treasurer for John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since May 2009); Assistant
Treasurer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock
Trust (2007–2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007); Vice
President and Senior Manager of Fund Administration, JP Morgan (1993–2004); Manager, Ernst &
Young, LLC (1988–1993).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services,
LLC (since 2007); Chief Financial Officer, John Hancock Funds, JHF II, JHF III and JHT (since 2007);
Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–
2007); Vice President, Goldman Sachs (2005–2007); Managing Director and Treasurer of Scudder
Funds, Deutsche Asset Management (2003–2005).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee. Mr. Pruchansky was appointed by the Board of Trustees effective September 1, 2009.

3 Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

4 Mr. Vrysen was elected by the shareholders at a special meeting on April 16, 2009.

Annual report | Mid Cap Equity Fund	43

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky††
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott‡	K&L Gates LLP
Chief Operating Officer
Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

* Member of the Audit Committee

†† Member of the Audit Committee effective 9-1-09

† Non-Independent Trustee

‡ Effective 9-1-09

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

44   Mid Cap Equity Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Mid Cap Equity Fund.	8100A 10/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	12/09

ITEM 2. CODE OF ETHICS.

As of the end of the period, October 31, 2009, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Stanley Martin is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $23,250 for the fiscal year ended October 31, 2009 for John Hancock Mid Cap Equity Fund (John Hancock Global Real Estate Fund liquidated April 24, 2009) and $60,424 for the fiscal year ended October 31, 2008 (itemized as follows: John Hancock Mid Cap Equity Fund - $25,519 and John Hancock Global Real Estate Fund - $34,905; John Hancock Multi Cap Growth Fund merged into John Hancock Mid Cap Equity Fund on December 19, 2007 and John Hancock Technology Fund merged into John Hancock Rainier Growth Fund on October 3, 2008 ). These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

Audit-related service fees for the fiscal year ended October 31, 2009 amounted to $1,184 for John Hancock Mid Cap Equity Fund and there were no audit-related fees during the fiscal year ended October 31, 2008 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $2,408 for the fiscal year ended October 31, 2009 for John Hancock Mid Cap Equity Fund and $2,650 for the fiscal year ended October 31, 2008 (itemized as follows: John Hancock Mid Cap Equity Fund - $1,050 and John Hancock Global Real Estate Fund - $1,600). The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

Other fees for the fiscal year ended October 31, 2009 amounted to $55 for John Hancock Mid Cap Equity Fund and there were no other fees during the fiscal year ended October 31, 2008 billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal year ended October 31, 2009, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $8,200,061 for the fiscal year ended October 31, 2009 and $4,590,422 for the fiscal year ended October 31, 2008.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Stanley Martin - Chairman
Deborah C. Jackson
Steven R. Pruchansky

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders August recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Series Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: December 18, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: December 18, 2009